Related Party Transactions and Balances - Additional Information - Ownership Information (Details) - Brookfield	12 Months Ended
Dec. 31, 2018
General Partner
Related Party Transaction [Line Items]
Percentage of ownership interest acquired	49.00%
Teekay Offshore
Related Party Transaction [Line Items]
General partner's interest (as a percent)	60.00%
Teekay Offshore | Brookfield
Related Party Transaction [Line Items]
General partner's interest (as a percent)	51.00%